FAIR VALUE MEASUREMENTS - Schedule of Changes in Level 3 Financial Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Forward purchase option derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	$ 4,202,562	$ 0
Additions	0	14,700,778
Changes in fair value	13,406,000	(10,498,216)
Reclassified to equity		0
Ending balances	17,609,000	4,202,562
Earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	27,133,563	0
Additions	0	21,606,062
Changes in fair value	(6,989,000)	5,527,501
Reclassified to equity		0
Ending balances	20,145,000	27,133,563
Common stock warrants, outstanding | Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	0	49,863
Additions		0
Changes in fair value		231,149
Reclassified to equity		(281,012)
Ending balances		0
Preferred stock warrants, outstanding | Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balances	$ 0	2,072,536
Additions		0
Changes in fair value		(1,766,370)
Reclassified to equity		(306,166)
Ending balances		$ 0